LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Severance-pay funds	$ 10,472	$ 11,860
Long-term bank deposits	12,500	12,500
Investments in privately- held companies	17,727	15,725
Long-term investments, total	$ 40,699	$ 40,085